Document and Entity Information Document	Jan. 27, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 27, 2020
Entity Registrant Name	Rambus Inc
Entity Central Index Key	0000917273
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-22339
Entity Tax Identification Number	94-3112828
Entity Address, Address Line One	1050 Enterprise Way
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	462-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 Par Value
Trading Symbol	RMBS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, Address Line Two	Suite 700